Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties - Compensation to the Company’s Non-Executive Directors

	For the year ended December 31,
	2023	2022	2021
Directors’ remuneration	240	240	145
Share-based payments	—	—	40
Total	240	240	185

Transactions with Related Parties - Compensation to the Company's Executive Director

	For the year ended December 31,
	2023	2022	2021
Short-term employee benefits	432	1,172	1,216
Total	432	1,172	1,216